Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis at December 31, 2017

Cash and cash equivalents
Money market mutual funds	$-	$163	$-	$163

Items measured at fair value on a recurring basis at December 31, 2016

Cash and cash equivalents
Money market mutual funds	$-	$162	$-	$162

Items measured at fair value on a nonrecurring basis (nil at December 31, 2017 and 2016)